Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Revaluation surplus, beginning balance	R$ 307,050	R$ 593,382
Post employment benefits	363,466	(379,126)
Taxes on adjustments	(123,578)	129,007
Deemed cost of fixed assets	(50,552)	(49,322)
Taxes on adjustments 2	17,188	16,769
Actuarial liability - investment realization	4,018
Adjustments on financial assets - subsidiaries	(569)	(6,373)
Taxes on other adjustments 3	243	2,167
Attributed to non-controlling interest	142	546
Revaluation surplus, ending balance	R$ 517,408	R$ 307,050